Intellectual property (Tables)	12 Months Ended
Dec. 31, 2017
Intellectual Property Tables
Intellectual property
	2017	2016
Intellectual property acquired	$25,271,000	$25,271,000
Accumulated amortization	(3,931,467)	(2,246,732)
	21,339,533	23,024,268